Alger Russell Innovation ETF Investment Objectives and Goals - Alger Russell Innovation ETF	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Alger Russell Innovation ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Alger Russell Innovation ETF seeks investment results that, before fees and expenses, closely correspond to the performance of the Alger Russell Innovation Index.